Commitments and Contingent Liabilities (Details Narrative)																	1 Months Ended			6 Months Ended	12 Months Ended				24 Months Ended
		Jan. 14, 2020 $ / shares shares	Jan. 13, 2020 $ / shares shares	Dec. 19, 2019 USD ($) Integer	Nov. 24, 2019 shares	Oct. 10, 2019 USD ($) Integer	Sep. 24, 2019 shares	Sep. 17, 2019 USD ($)	Jul. 17, 2019 USD ($) $ / shares shares	May 16, 2019 USD ($) $ / shares shares	Mar. 28, 2019 USD ($) $ / shares shares	Dec. 20, 2018	Mar. 28, 2018 Integer	Feb. 01, 2018 USD ($)	Mar. 16, 2017 USD ($)	Mar. 16, 2017 SGD ($)	Dec. 02, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) shares	Jan. 31, 2015 USD ($)	Jun. 15, 2020 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Jun. 21, 2018 USD ($)
Research and development grants received																									$ 162,017
Grants maximum amount																								$ 185,000
Grants receivable																								$ 110,220
Description of royalty payment																					The Company is required to pay royalties to IIA at a rate of 3% in the first 3-years period and 3.5% commencing from the fourth year, of the proceeds from the sale of the Company's products arising from the Development Plan up to an amount equal to $272,237, plus annual interest equal to 12-month LIBOR applicable to dollar deposit.
Research and development grants																					$ 272,237
Accrued royalties
Future minimum payments years 2015																					10,000
Other commitment, due in years 2016																					25,000
Other commitment, due year 2017 and thereafter																					$ 50,000
Terminate agreement term																					7 years
Liabilities																					$ 423,000
Liability for minimum royalties																					235,000	185,000
Liability for minimum royalties - long-term																					$ 188,000	188,000
Future cash payments discounted interest rate																					21.00%
Term of contract																			1 year
Operating leases, rent expense														$ 1,892					$ 1,830
Description of renewed lease amount																					The lease was renewed by the Company on February 1, 2018 for an additional term of one year at NIS 7,200 (approximately $1,892) per month, with automatic renewal for a second one-year period at NIS 7,400 per month, unless one party provides the other with written notice of non-renewal. Lease payments are linked to the Israeli CPI based on the Israeli Customer Price Index (CPI) based on the CPI published on February 15, 2015, which until December 31, 2019, has not changed significantly. The total expected future lease commitments from January 2020 through January 2021 are approximately $22,000. In addition, the aforesaid lease was renewed by the Company on February 1, 2020 for additional one year.
Stock issued during the period, shares | shares																		125,000					81,432
Number of ordinary shares issued, value																		$ 12,500			$ 295,000
Liabilities non-current																					$ 4,777,993	216,525
Description of warrants exercise price percentage																					The warrants' exercise price shall be equal to 80% of the average closing sale price of the Company's ordinary shares during the five days period immediately prior to the First Commercial Sale Date. The warrants' exercise period shall be 24 months from their grant date. The shares issuance upon exercise of the warrants shall be subject to a lock-up period of six months as of the date of such issuance in accordance with the terms of the warrants. Through December 31, 2019, the monthly sales milestones have not been met.
Grant date fair value of original issued shares, value | shares	[1]																				1,129,836
Stock-based compensation																					$ 1,253,449	47,672	$ 113,758
Marketing expenses																					$ 666,872
Issuance of ordinary shares stock option exercised																							$ 226
First Choice International Company, Inc. [Member]
Issuance of shares of restricted common stock | shares																					1,000,000
General and Administrative Expense [Member]
Stock issued during the period, shares | shares																					500,000
Ordinary shares price per shares | $ / shares																					$ 0.10
Stock-based compensation																					$ 100,000
General and Administrative Expense [Member] | First Choice International Company, Inc. [Member]
Stock issued during the period, shares | shares																					500,000
Ordinary shares price per shares | $ / shares																					$ 0.10
Stock-based compensation																					$ 50,000
Research and Development Arrangement [Member]
Stock-based compensation																					$ 12,135
CTO Consulting Agreement [Member]
Number of shares issued for services | shares		242,697
Engagement Agreement [Member] | Dawson James Securities [Member]
Proposed public offering								$ 7,000,000
Description of underwriting discount percentage																					Dawson will be provided with an underwriting discount or spread of up to 9.0% of the Offering price. In addition, Dawson is entitled to (1) none-accountable expense allowance of 1% of the proceeds received by the Company at the closing from the securities sales (excluding any subsequent closings for the sale of the over-allotment securities) and (2) warrants (the "Placement Agent's Warrants") to purchase that number of Securities equal to 5% of the aggregate number of securities sold in the Offering. The Placement Agent's Warrants will be exercisable at any time and from time to time, in whole or in part, during the five-year period commencing six months from the closing of the Offering, at a price per share equal to 125% of the price per Security issued in the Offering.
Consulting Agreement [Member] | First Choice International Company, Inc. [Member]
Issuance of shares of restricted common stock | shares							500,000
MDM Worldwide Inc. [Member]
Stock issued during the period, shares | shares																					125,000
Number of ordinary shares issued, value																					$ 12,500
MDM Worldwide Inc. [Member] | Investor Relations Agreement [Member]
Monthly fee for services																										$ 12,000
MDM Worldwide Inc. [Member] | New Exchange Agreement [Member]
Liabilities non-current									$ 100,000
Care G.B. Plus Ltd. [Member]
Annual milestone percentage												50.00%
Orot Plus Ltd. [Member] | Subsequent Event [Member]
Stock issued during the period, shares | shares			3,600,000
Ordinary shares price per shares | $ / shares			$ 0.05
Orot Plus Ltd. [Member] | Research and Development Arrangement [Member]
Stock-based compensation																					$ 218,773
Orot Plus Ltd. [Member] | Distribution Agreement [Member]
Number of ordinary shares issued, value						$ 180,000					$ 180,000
Issued and outstanding percentage											0.50%
Warrant exercise price, amount											$ 7,000,000
Convertible threshold percentage of stock price percentage						20.00%
Convertible threshold percentage of stock price days | Integer						10							30
Grant date fair value of original issued shares, value | shares											180,000
Incremental modification amount of grant date											$ 38,773
Orion Capital Advisors LLC [Member] | Business Development Agreement [Member]
Stock issued during the period, shares | shares										500,000
Ordinary shares price per shares | $ / shares										$ 0.23
Orion Capital Advisors LLC [Member] | Business Development Agreement [Member] | General and Administrative Expense [Member]
Stock-based compensation										$ 115,000
Steeltown Consulting Group LLC [Member] | Research and Development Arrangement [Member]
Stock issued during the period, shares | shares																					500,000
Ordinary shares price per shares | $ / shares																					$ 0.14
Stock-based compensation																					$ 70,000
Steeltown Consulting Group LLC [Member] | Business Development Agreement [Member]
Number of shares issued for services | shares											500,000
Al and J Media Inc. [Member] | Media Advertising Agreement [Member]
Stock issued during the period, shares | shares																					3,000,000
Ordinary shares price per shares | $ / shares																					$ 0.14
Stock-based compensation																					$ 420,000
Marketing expenses																					$ 565,000
Financial Buzz Media Networks LLC [Member] | Subsequent Event [Member]
Stock issued during the period, shares | shares																				2,500,000
Financial Buzz Media Networks LLC [Member] | PR and Media Service Provider Agreement [Member]
Ordinary shares price per shares | $ / shares																	$ 0.15
Number of shares issued for services | shares																	5,000,000
Fair value of ordinary shares																	$ 750,000
Strategic Investment Holdings, LLC, Ascenda BioSciences LLC and Provista Diagnostics, Inc. [Member] | Option Agreement [Member]
Number of ordinary shares issued, value				$ 10,000,000
Convertible threshold percentage of stock price days | Integer				20
Issuance of ordinary shares stock option exercised				$ 1,000,000
Description of call option extended																					In addition, it was agreed that the Call Option may be extended by the Company to June 30, 2020 by issuance of additional number of ordinary shares equal to a value of $1,000,000 at the VWAP of the last 20 trading days prior to exercising the extension of the Call Option (the "Call Option Extension").
NIS [Member]
Operating leases, rent expense														$ 7,200					$ 6,780
Conversion price per share | $ / shares																							$ 0.01
Ordinary shares, par value | $ / shares																					$ 0.01	$ 0.01
NIS [Member] | General and Administrative Expense [Member]
Ordinary shares, par value | $ / shares																					0.01
NIS [Member] | General and Administrative Expense [Member] | First Choice International Company, Inc. [Member]
Ordinary shares, par value | $ / shares																					0.01
NIS [Member] | CTO Consulting Agreement [Member]
Ordinary shares price per shares | $ / shares		$ 0.01
NIS [Member] | MDM Worldwide Inc. [Member]
Ordinary shares price per shares | $ / shares																					0.01
NIS [Member] | Orot Plus Ltd. [Member] | Distribution Agreement [Member]
Ordinary shares, par value | $ / shares											$ 0.01
NIS [Member] | Orion Capital Advisors LLC [Member] | Business Development Agreement [Member]
Ordinary shares price per shares | $ / shares										$ 0.01
NIS [Member] | Steeltown Consulting Group LLC [Member] | Research and Development Arrangement [Member]
Ordinary shares, par value | $ / shares																					0.01
NIS [Member] | Steeltown Consulting Group LLC [Member] | Business Development Agreement [Member]
Ordinary shares price per shares | $ / shares											$ 0.01
NIS [Member] | Al and J Media Inc. [Member] | Media Advertising Agreement [Member]
Ordinary shares, par value | $ / shares																					$ 0.01
NIS [Member] | Financial Buzz Media Networks LLC [Member] | PR and Media Service Provider Agreement [Member]
Ordinary shares, par value | $ / shares																	$ 0.01
January 2020 through January 2021 [Member]
Future minimum payments due, next twelve months																					$ 22,000
Licensors [Member] | Years 2015 Until 2020 [Member]
Aggregate amount of minimum royalties payable																					$ 250,000
Board of Directors [Member] | MDM Worldwide Inc. [Member]
Conversion of common stock converted, value									$ 100,000
Conversion price per share | $ / shares									$ 0.10
Conversion of common stock converted, shares | shares									1,000,000
Mr. Udi Zelig [Member] | NIS [Member] | CTO Consulting Agreement [Member]
Number of shares issued for services | shares					13,000
Dr. Wee Yue Chew [Member] | Employment Agreement [Member]
Annual performance bonus rate															4.00%	4.00%
Net profit before tax															$ 2,150,000
Dr. Wee Yue Chew [Member] | SGD [Member] | Employment Agreement [Member]
Net profit before tax																$ 3,000,000

[1]	On March 25, 2019, the Company's Board of Directors approved the employment agreement (the "Agreement") with Dr. Herman Weiss, ("Dr. Weiss") whereby will serve as the Company's Chief Executive Officer effective retroactive commencing August 1, 2018, in exchange for compensation package that include inter alia stock options to purchase 5% of the Company's issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company's shares on the grant date, in accordance with the vesting schedule under which 25% of the stock options will vest on grant and the remaining 75% of the stock options will vest upon consummation of the Company's planned public offering ("Performance Milestone"). On April 29, 2019 (the "Commitment Date"), the Company held its Annual General Meeting of Shareholders, at which the Company's shareholders approved inter alia the aforesaid Agreement.The likelihood that the Performance Milestone for consummation of the Company's planned public offering was determined to be remote due to termination of Dr. Weiss from his position as the Company's Chief Executive Officer at the beginning of January 2020 (see also Note 18B). Thus, During the year ended December 31, 2019, stock-based compensation expense has not been recorded with respect to the Performance Milestone.At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of 1,129,836 stock options which are not subject to Performance Milestone in total amount of $207,541 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 2.54%; expected volatility of 125.2%, and stock options exercise period based upon the stated terms. Consequently, the Company recorded stock-based compensation expense in such amount as part of "General and Administrative Expenses" line in operations in the accompanying statement of operations.